STOCKHOLDERS EQUITY (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2025	Apr. 03, 2024	May 05, 2023	Jun. 08, 2021	May 27, 2024	Mar. 27, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2021
Common stock, shares authorized									100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized									10,000,000		10,000,000	10,000,000	10,000,000
Common stock issued for compensation management, shares												25,000
Common stock issued for compensation management												$ 37,500
Common stock issued, value												25,000	$ 400,000
Common stock issued for compensation -services							$ 177,401	$ 2,280,000			$ 2,280,000	58,250	218,784
Common stock, shares authorized									110,000,000		110,000,000
Removal of restriction on shares based on opinion of legal counsel											On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stockholder based on legal opinion from attorney
Share based compensation									$ 0	$ 0	$ 0	$ 37,500	$ 240,000
Common stock, shares outstanding									94,851,733		94,572,767	88,572,767	88,512,767
Preferred stock, shares issued									0		0	0	0
Preferred stock, shares outstanding									0		0	0	0
Common stock issued for convertible notes - commitment shares amount							$ 623,877
Purchase Warrant Agreement [Member]
Number of warrant shares									631,083
Dividends description									the Company’s Board of Directors approved special dividend to shareholders in form of the warrant which shall enable all common shareholders to purchase One (1) common share at a four dollars ($4) per share for every ten (10) shares which are owned as of May 31,2025
Fair value of dividends									$ 23,147,870
Intrinsic value of the warrants									$ 0
Subscription Agreement One [Member]
Price per share				$ 1.50
Shares issued for compensation				6,667
Common stock issued, value				$ 10,000
Common stock not issued, shares											6,667	6,667
Subscription Agreement Two [Member]
Price per share			$ 1.50
Shares issued for compensation			40,000
Common stock issued, value			$ 60,000
Common stock not issued, shares											40,000	40,000
Consulting Agreements [Member]
Issuance shares of restricted common stock		6,000,000				6,000,000
Restricted stock market value		$ 2,280,000
Series C Preferred Stock [Member]
Preferred stock, par value														$ 0.001
Preferred shares issued upon conversion														1,000,000
Series A Preferred Stock [Member]
Preferred stock, par value															$ 0.001
Preferred shares issued upon conversion															1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value														$ 0.001
Preferred shares issued upon conversion											1,000,000		1,000,000	1,000,000
Price per share									$ 20	$ 20		$ 20
Common Stock [Member]
Common stock, shares authorized									100,000,000		110,000,000	110,000,000	110,000,000
Common stock, par value									$ 0.001		$ 0.001	$ 0.001
Shares issued for compensation												16,667	266,667
Common stock issued, value												$ 25,000	$ 400.000
shares issued for settlement of debt, amount													$ 179,144
Shares issued for settlement of debt													179,144
Common stock issued for compensation -services, shares									96,500			25,000	145,856
Common stock issued for compensation -services									$ 177,401			$ 58,250	$ 218,784
Common stock issued for compensation -managment, shares												25,000	160,000
Common stock issued for compensation -managment, value												$ 37,500	$ 240,000
Common stock issued for convertible notes - commitment shares, shares									183,366
Common stock issued for convertible notes - commitment shares amount									$ 623,877
Commons Stock [Member] | Consulting Agreement [Member]
Issuance of restricted common stock shares					6,000,000					6,000,000
Issuance of restricted common stock amount										$ 2,280,000
Restricted Stock Awards [Member]
Shares of restricted common stock	200,000
Vesting shares of common stock vesting	16,666								66,664
Share based compensation									$ 206,659